K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

September 13, 2013

VIA EDGAR

Ms. Valerie Lithotomos

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441; 811-22338)

Legg Mason BW Credit Opportunities Fund

Post-Effective Amendment No. 63 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended ( “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (“PEA 63”) on behalf of Legg Mason BW Credit Opportunities Fund (the “Fund”). PEA 63 includes the prospectus (“Prospectus”), statement of additional information (“SAI”) and certain other exhibits of the Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The purpose of PEA 63 is to add one new series to the Registrant, the Fund, which will have six classes of shares – Class A, Class C, Class FI, Class R, Class I, and Class IS, to be effective as of November 27, 2013. This filing is not intended to affect the prospectus or statement of additional information of any Class of any of the previously registered series of the Registrant.

The form of the Prospectus, the sections of the Prospectus titled “Management”, “Purchase and sale of fund shares”, “Tax information”, “Payments to broker/dealers and other financial intermediaries”, “Portfolio holdings”, “More on fund management”, “Choosing a class of shares to buy”, “Comparing the fund’s classes”, “Sales charges,” “More about contingent deferred sales charges”, “Retirement and institutional investors - eligible investors”, “Buying shares”, “Exchanging shares”, “Redeeming shares”, “Other things to know about transactions”, “Dividends, other distributions and taxes” and “Share price”, the form of the SAI and the disclosure contained in the sections of the SAI entitled “Additional Tax Information”, “Additional Purchase and Redemption Information”, “Valuation of Fund Shares”, “Disclosure of Portfolio Holdings”, “Tax-Deferred Qualified Plans - Class A and Class C Shares”, “Management of the Fund”, “The Fund’s Investment Adviser and Manager”, “Portfolio Transactions and Brokerage”, “The Fund’s Distributor”, “The Fund’s Custodian and Transfer and Dividend-Disbursing Agent”, “The Fund’s Legal Counsel”, “The Fund’s Independent Registered Public Accounting Firm” and “Financial Statements” are substantially the same as parallel disclosure in the prospectuses and statements of additional information contained in the Registrant’s currently effective registration statement reviewed by the staff in the following filings:

Post-Effective Amendment No. 39 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class I and Class IS shares of the BW Global High Yield Fund (Accession No. 0000898432-12-000515) (April 23, 2012).

Post-Effective Amendment No. 62 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI, and Class R shares of the BW Global High Yield Fund (Accession No. 0001193125-13-328842) (August 9, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 63. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 63 become effective on November 27, 2013. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by October 25, 2013. This will assist the Registrant in keeping to its expected commencement of operations date for the summary prospectus printing schedule.

Please contact me at (202) 778-9403 or Ndenisarya M. Bregasi at (202) 778-9021 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Marguerite W. Laurent

Marguerite W. Laurent